Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Financial Assets at Fair Value through Other Comprehensive Income (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of financial assets [line items]
Current	$ 122,448.5		$ 127,396.6
Non current	4,514.9	$ 160.8	4,124.3
Investment in equity and debt instruments at FVTOCI	126,963.4		131,520.9
Debt securities [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	122,398.5		127,396.6
Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	56,593.6		51,790.0
Debt securities [member] | Agency bonds/Agency mortgage-backed securities [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	43,977.1		51,966.5
Debt securities [member] | Government bonds [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	13,459.5		12,824.2
Debt securities [member] | Asset-backed securities [Member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	8,368.3		10,815.9
Equity instruments [member]
Disclosure of financial assets [line items]
Investment in equity instruments at FVTOCI	4,564.9		4,124.3
Equity instruments [member] | Non-publicly traded stocks [member]
Disclosure of financial assets [line items]
Investment in equity instruments at FVTOCI	4,514.9		$ 4,124.3
Equity instruments [member] | Publicly traded stocks [member]
Disclosure of financial assets [line items]
Investment in equity instruments at FVTOCI	$ 50.0